CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Liabilities	¥ 276,561	¥ 383,673
Ordinary shares, shares authorized	1,500,000,000
Class A ordinary shares
Ordinary shares, shares authorized	1,268,785,000	1,268,785,000
Ordinary shares, shares issued	838,962,260	818,962,260
Ordinary shares, shares outstanding	819,084,610	803,607,050
Class B ordinary shares
Ordinary shares, shares authorized	231,215,000	231,215,000
Ordinary shares, shares issued	231,215,000	231,215,000
Ordinary shares, shares outstanding	231,215,000	231,215,000
VIEs without recourse to the primary beneficiary
Liabilities | ¥	¥ 214,800	¥ 319,900